Income tax and social contribution	12 Months Ended
Dec. 31, 2021
Income tax and social contribution [Abstract]
Income tax and social contribution	Income tax and social contribution
a)Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological innovation (i)	Other temporary differences assets(ii)	Other temporary differences liability (iii)	Total

Deferred tax
On December 31, 2019	50,134	5,618	(161,211)	153,632	(679,123)	(630,950)
Included in the statement of income	17,446	(721)	(117,073)	29,462	(348,666)	(419,552)
Other	1,259	—	313	(276)	(94)	1,202
On December 31, 2020	68,839	4,897	(277,971)	182,818	(1,027,883)	(1,049,300)

Included in the statement of income	(2,524)	(5,084)	(157,885)	170,895	(207,344)	(201,942)
Other	4,468		8,617	(93)	(32,748)	(19,756)
On December 31, 2021	70,783	(187)	(427,239)	353,620	(1,267,975)	(1,270,998)

Deferred tax asset						120,762
Deferred tax liability						(1,391,760)

(i)Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount intangible assets.
(ii)The main other assets temporary difference refers to expected credit losses (note 8) and taxes and contributions (note 17).
(iii)The main other liability temporary difference refers to gain on the ownership of FIDC quotas, that will be realized only in the redemption of such quotas.
Deferred tax assets are recognized for tax loss carry-forward to the extent that the realization of the related tax benefit through future taxable profits is probable. Tax losses do not have expiration date.
b)Reconciliation of the income tax and social contribution expense:
PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for years ended December 31, 2021, 2020 and 2019:

	For the year ended
	December 31, 2021	December 31, 2020	December 30, 2019

Profit for the year before taxes	1,488,027	1,774,691	1,912,539
Statutory rate	34%	34%	34%
Expected income tax and social contribution	(505,929)	(603,395)	(650,263)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	704	(7,175)	(814)
R&D and technological innovation benefit(i)	187,207	134,247	86,665
Different tax rates	(20,839)	(6,316)	3,575
Unrecorded deferred taxes	14,625	—	—
Other additions	2,488	248	15,323
Income tax and social contribution expense	(321,744)	(482,391)	(545,514)

Effective rate	22%	27%	29%
Income tax and social contribution – current	(119,801)	(62,840)	(24,471)
Income tax and social contribution – deferred	(201,942)	(419,551)	(521,043)

(i)Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see Note 13.